JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AUTOMOTIVE - 2.0%
3,139	Tesla, Inc.(a)	$ 997,135

	BIOTECH & PHARMA - 2.7%
1,680	Eli Lilly & Company	1,309,610

	COMMERCIAL SUPPORT SERVICES - 1.0%
2,088	Cintas Corporation	465,352

	E-COMMERCE DISCRETIONARY - 7.8%
17,097	Amazon.com, Inc.(a)	3,750,911

	ENTERTAINMENT CONTENT - 4.4%
8,888	Take-Two Interactive Software, Inc.(a)	2,158,451

	INTERNET MEDIA & SERVICES - 26.0%
7,955	Alphabet, Inc., Class A	1,401,910
121	Booking Holdings, Inc.	700,498
5,677	Meta Platforms, Inc., Class A	4,190,137
1,501	Netflix, Inc.(a)	2,010,034
2,813	Spotify Technology S.A.(a)	2,158,527
23,999	Uber Technologies, Inc.(a)	2,239,107
		12,700,213
	LEISURE FACILITIES & SERVICES - 1.5%
3,968	TKO Group Holdings, Inc.	721,978

	LEISURE PRODUCTS - 3.0%
1,780	Axon Enterprise, Inc.(a)	1,473,733

	MEDICAL EQUIPMENT & DEVICES - 6.7%
10,948	Boston Scientific Corporation(a)	1,175,925
2,064	Intuitive Surgical, Inc.(a)	1,121,598
5,653	Natera, Inc.(a)	955,018
		3,252,541

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - CONSUMER STAPLES - 2.9%
1,407	Costco Wholesale Corporation	$ 1,392,846

	SEMICONDUCTORS - 13.7%
5,734	Advanced Micro Devices, Inc.(a)	813,654
892	ASML Holding N.V. - ADR	714,840
7,474	Broadcom, Inc.	2,060,208
16,380	NVIDIA Corporation	2,587,876
2,533	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	573,699
		6,750,277
	SOFTWARE - 12.2%
1,394	Crowdstrike Holdings, Inc., Class A(a)	709,978
3,448	CyberArk Software Ltd.(a)	1,402,922
4,651	Microsoft Corporation	2,313,454
3,916	Palantir Technologies, Inc., Class A(a)	533,828
907	ServiceNow, Inc.(a)	932,469
		5,892,651
	TECHNOLOGY HARDWARE - 5.3%
8,863	Apple, Inc.	1,818,422
11,049	Cisco Systems, Inc.	766,580
		2,585,002
	TECHNOLOGY SERVICES - 7.7%
830	Fair Isaac Corporation(a)	1,517,207
2,519	International Business Machines Corporation	742,551
2,633	Mastercard, Inc., Class A	1,479,588
		3,739,346
	WHOLESALE - CONSUMER STAPLES - 1.7%
10,960	US Foods Holding Corporation(a)	844,030

	TOTAL COMMON STOCKS (Cost $32,942,115)	48,034,076

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS - 1.4%
657,084	First American Treasury Obligations Fund, Class Z, 4.17% (Cost $657,084)(b)	$ 657,084

	TOTAL INVESTMENTS - 100.0% (Cost $33,599,199)	$ 48,691,160
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(c)	(21,509)
	NET ASSETS - 100.0%	$ 48,669,651

ADR	- American Depositary Receipt
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(c)	Percentage rounds to less than 0.1%.